UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

June 30, 2009

Frank Funds Trust

          www.frankfunds.com

            Ph: 973.887.7698

Toll Free: 866.706.9790

Fiscal Year, 2009

To our fellow shareholders,

The Frank Funds’ fiscal year ending June 30, 2009 contained some of the most tumultuous events since the Great Depression. The credit crunch, bursting of an all-class asset bubble, and resulting global economic recession weighed heavily on the stock market. Stocks were hit with a two-fold decline. First, investors attempted to discount the impending economic contraction into their earnings estimates. Second, a wave of redemptions spurred a liquidation environment as hoards of people scrambled to raise cash.

While fears of a financial system collapse have generally subsided, the world economy continues to engage in a process of deleveraging. Companies, consumers, and governments are attempting to break their addictions to debt, and as a result, economic growth has been at best weak and at worst, negative. This malaise has impacted the Funds’ holdings, but by focusing on the long-term and investing in quality businesses, numerous investments have fared significantly better than average.

Since its highs in October 2007, the S&P 500 is down by more than 30%. In every bear market in the post-World War II period, the market has rallied substantially in the one or two-year period afterwards. After every bear market, stocks then rallied while the news was still overwhelmingly negative because stock markets overreact on the way down, and also because stock markets look to the future and see economic growth restarting. Our research confirmed: in the worst of the bear market, companies had valuations that assumed little or no growth for several years to come. Thus, by investing in these businesses, we believe shareholders should be able to see above-average returns even with tough economic times over the next few years.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) declined -19.12% for the year ended June 30, 2009, compared to a drop of -26.21% for its benchmark, the S&P 500 index. Over the past three years on an annualized basis, the Value Fund declined -4.57%, compared to a drop of -8.22% for the benchmark. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 0.26%, compared to a loss of -1.64% for the S&P 500 index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Financial sector, driven by stock allocation decisions. In the Financial sector, First Marblehead, a facilitator of student loans, lost access to capital. First Marblehead’s earnings, and consequently the stock price, collapsed. Further, the speed and depth of the economic slowdown had a negative impact on portfolio performance.

The Value Fund experienced a strong year in the Consumer Discretionary and Information Technology sectors, driven by stock allocation decisions. In the Consumer Discretionary sector, Petmed Express, a retailer of pet medication, posted strong earnings growth of 14.75% in the year ended March 2009.  In the Information technology sector, PROS Holdings, a maker of software for sales optimization, saw its stock price rebound sharply off the bottom in November 2008. The Value Fund exited part of our PROS Holdings position in June of 2009 for a realized gain of 118%.

Leigh Baldwin Total Return Fund Portfolio Performance

The Leigh Baldwin Total Return Fund (“Baldwin Fund”) declined -8.80% for the period August 1, 2008 (commencement of investment operations) to June 30, 2009, compared to a drop of -25.59% for its benchmark, the S&P 500 index.

The Baldwin Fund experienced a challenging fiscal year in the Conglomerates sector, driven by stock allocation decisions. In the Conglomerates sector, General Electric, a multinational technology, media, and financial services company, experienced large losses with its financial unit and shares, as a result, suffered.

The Baldwin Fund experienced a strong year in the Financial sector, driven by stock allocation decisions. In the Financial sector, Charles Schwab, a discount broker, weathered the credit crisis and won new business, and shares advanced. The Baldwin Fund’s strategy to purchase put options on its positions paid off significantly.

Thank you for your investment.  We look forward to continue working with you.

Sincerely,

Brian Frank

Frank Funds

Frank Value Fund

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDED JUNE 30, 2009

	1 Year	Since Inception (7/21/2004)
Frank Value Fund	(19.12)%	0.26%
S&P 500 Index	(26.21)%	(1.64)%

This chart assumes an initial investment of $10,000 made on 7/21/2004 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Leigh Baldwin Total Return Fund

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDED JUNE 30, 2009

Since Inception (8/1/2008)
Leigh Baldwin Total Return Fund	(8.80)%
S&P 500 Index	(25.59)%

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

             JUNE 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Value Fund
	Schedule of Investments
	June 30, 2009

Shares		Value

COMMON STOCKS - 97.30%

Commercial Banks, NEC - 0.17%
516	Citigroup, Inc.	$ 1,532

Communications Equipment, NEC - 2.89%
6,098	Lojack Corp. *	25,551

Computer Communications Equipment - 5.07%
2,400	Cisco Systems, Inc. *	44,760

Concrete, Gypsum & Plaster Products - 1.08%
951	Usg Corp. *	9,576

Electronic Computers - 3.38%
2,175	Dell, Inc. *	29,863

Finance Services - 5.97%
1,247	American Express Company	28,980
1,754	Americredit Corp. *	23,767
		52,747
Fire, Marine & Casualty Insurance - 1.64%
5	Berkshire Hathaway, Inc. Class B *	14,479

Hospital & Medical Service Plans - 12.72%
874	Humana, Inc. *	28,195
2,905	Wellcare Health Plans, Inc. *	53,713
599	Wellpoint, Inc. *	30,483
		112,391
Household Furniture - 2.09%
1,411	Tempur-Pedic International, Inc.	18,442

Mens' & Boys' Furnishings, Work Clothing, and Allied Garments - 2.33%
902	Cintas Corp.	20,602

Miscellaneous Furniture & Fixtures - 1.32%
1,541	Knoll, Inc.	11,681

Motorcycles, Bicycles & Parts - 1.11%
604	Harley Davidson, Inc.	9,791

Perfumes, Cosmetics & Other Toilet Preparations - 3.33%
3,300	Bare Escentuals, Inc. *	29,403

Pharmaceutical Preparations - 10.41%
962	NBTY, Inc. *	27,051
3,075	Pfizer, Inc.	46,125
3,057	Prestige Brands Holdings, Inc. *	18,801
		91,977
Retail-Drug Stores & Proprietary Stores - 4.35%
2,554	Petmed Express, Inc. *	38,387

Retail-Radio, TV & Consumer Electronics Stores - 2.76%
727	Best Buy Co., Inc.	24,347

Semiconductors & Related Devices - 2.22%
1,184	Intel Corp.	19,595

Services-Advertising Agencies - 3.25%
2,731	Valueclick, Inc. *	28,730

Services-Business Services, NEC - 8.98%
5,494	Bidz.com, Inc. *	15,493
2,460	eBay, Inc. *	42,140
1,321	Western Union Co.	21,664
		79,297
Services-Computer Programming Services - 4.04%
4,389	Pros Holdings, Inc. *	35,639

Services-Consumer Credit Reporting, Collection Agencies - 2.26%
756	Moody's Corp.	19,921

Services-Help Supply Services - 1.95%
2,047	TrueBlue, Inc. *	17,195

Services-Mailing, Reproduction, Commercial Art & Photography - 2.73%
2,899	American Reprographics Co. *	24,120

Services-Management Consulting - 4.52%
1,922	Corporate Executive Board Co.	39,901

Services-Prepackaged Software - 3.47%
1,289	Microsoft Corp.	30,639

Telegraph & Other Message Communications - 3.26%
1,276	J2 Global Communications, Inc. *	28,786

TOTAL FOR COMMON STOCKS (Cost $1,001,488) - 97.30%		859,352

SHORT TERM INVESTMENTS - 2.81%
24,839	First American Treasury Obligations Fund Class A 0.00% ** (Cost $24,839)	24,839

TOTAL FOR SHORT TERM INVESTMENTS (Cost $24,839) - 2.81%		24,839

TOTAL INVESTMENTS (Cost $1,026,327) - 100.11%		884,191

LIABILITIES LESS OTHER ASSETS - (0.11)%		(946)

NET ASSETS - 100.00%		$ 883,245

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	June 30, 2009

Shares		Value

COMMON STOCKS - 75.01%

Beverages - 4.41%
1,500	Coca Cola Co.	$ 71,985

Cigarettes - 3.52%
3,500	Altria Group	57,365

Construction Machinery & Equipment - 3.85%
1,900	Caterpillar, Inc.	62,776

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.59%
5,000	General Electric Co.	58,600

Farm Machinery & Equipment - 0.88%
3,000	Arts-Way Manufacturing Co.	14,400

Finance Services - 1.70%
3,000	Oneida Financial Corp.	27,750

Food & Kindred Products - 4.35%
2,800	Kraft Foods, Inc.	70,952

Grain Mill Products - 4.28%
1,500	Kellogg Company	69,855

Metalworking Machinery & Equipment - 1.55%
700	Lincoln Electric Holdings, Inc.	25,228

National Commercial Banks - 1.79%
2,000	Community Bank System, Inc.	29,120

Oil & Gas Field Machinery & Equipment - 1.48%
1,000	Oil States International, Inc. *	24,210

Petroleum Refining - 7.40%
1,000	Exxon Mobil Corp.	69,910
3,000	Valero Energy Corp.	50,670
		120,580
Pharmaceutical Preparations - 5.14%
3,000	Merck & Co.	83,880

Rubber & Plastics Footwear - 3.18%
1,000	Nike, Inc.	51,780

Search, Detection, Navagation, Guidance, Aeronautical Systems - 3.92%
1,400	Northrup Grumman Corp.	63,952

Security Brokers, Dealers & Flotation Companies - 4.30%
4,000	Schwab Corp.	70,160

Semiconductors & Related Devices - 4.06%
4,000	Intel Corp.	66,200

Services-Motion Picture & Video Tape Production - 1.69%
1,000	Dreamworks Animation SKG, Inc. *	27,590

Surgical & Medical Instruments - 4.42%
1,200	3M Company	72,120

Telephone Communications (No Radio Telephone) - 4.58%
3,000	AT&T Corp.	74,520

Trucking & Courier Services (No Air) - 4.92%
1,600	United Parcel Service, Inc.	79,984

TOTAL FOR COMMON STOCKS (Cost $1,238,789) - 75.01%		1,223,007

EXCHANGE TRADED FUNDS - 9.25%
6,000	Aberdeen Asia Pacific Fund	33,480
2,000	The Gabelli Global Gold, Natural Resources & Income Trust	27,120
1,000	Powershares Commodity Index Fund	22,620
600	Proshares S&P 500 Ultra Short	33,198
4,000	Templeton Global Income Fund	34,400
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $155,377) - 9.25%		150,818

SPECIAL PURPOSE ENTITIES - 2.68%
1,000	Corts Total Return International Business Machines Corp.	24,540
1,000	Corts Goldman Sachs Capital Total Return 6.00%	19,100
TOTAL FOR SPECIAL PURPOSE ENTITIES (Cost $41,945) - 2.68%		43,640

REITS - 4.18%
4,500	Annaly Capital Management, Inc.	68,130
TOTAL FOR REITS (Cost $67,167) - 4.18%		68,130

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 5.45%
Shares Subject
to Put
	Altria Group
3,500	January 2011 Put @ $12.50	4,025

	Annaly Capital Management, Inc.
4,500	January 2011 Put @ $10.00	6,075

	AT&T Corp.
3,000	January 2011 Put @ $20.00	6,780

	Caterpillar, Inc.
1,400	January 2011 Put @ $25.00	5,740

	Coca Cola Co.
1,500	January 2011 Put @ $37.50	3,675

	General Electric Co.
3,000	January 2011 Put @ $7.50	2,640
1,500	January 2011 Put @ $10.00	2,685
		5,325
	Intel Corp.
4,000	January 2011 Put @ $12.50	5,400

	Kellogg Company
1,500	January 2011 Put @ $35.00	2,550

	Kraft Foods, Inc.
2,800	January 2011 Put @ $20.00	4,760

	3M Company
1,000	January 2011 Put @ $45.00	3,500

	Merck & Co.
3,000	January 2011 Put @ $20.00	5,400

	Nike, Inc.
1,000	January 2011 Put @ $35.00	2,700

	Northrup Grumman Corp.
1,400	January 2011 Put @ $40.00	7,000

	Schwab Corp.
4,000	January 2011 Put @ $12.50	5,800

	United Parcel Service, Inc.
1,200	January 2011 Put @ $45.00	7,560

	Exxon Mobil Corp.
700	January 2011 Put @ $55.00	3,150

	Valero Energy Corp.
3,000	January 2011 Put @ $15.00	9,450

	Total (Premiums Paid $132,413) - 5.45%	88,890

SHORT TERM INVESTMENTS - 1.45%
23,658	Fidelity Government Fund 57 0.24% ** (Cost $23,658)	23,658

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $23,658) 1.45%		23,658

TOTAL INVESTMENTS (Cost $1,659,349) - 98.02%		1,598,143

OTHER ASSETS LESS LIABILITIES - 1.98%		32,359

NET ASSETS - 100.00%		$ 1,630,502

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
June 30, 2009

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Altria Group
July 2009 Call @ $17.00	3,500	$ 280

Annaly Capital Management, Inc.
July 2009 Call @ $15.00	1,500	675
October 2009 Call @ $15.00	3,000	2,700
		3,375
AT&T Corp.
July 2009 Call @ $25.00	3,000	690

Caterpillar, Inc.
July 2009 Call @ $33.00	1,900	2,166

Coca Cola Co.
July 2009 Call @ $50.00	1,500	225

Community Bank System, Inc.
August 2009 Call @ $15.00	1,000	1,200
July 2009 Call @ $15.00	1,000	550
		1,750
Dreamworks Animation SKG, Inc.
August 2009 Call @ $30.00	1,000	800

Exxon Mobil Corp.
July 2009 Call @ $70.00	1,000	1,430

General Electric Co.
July 2009 Call @ $13.00	5,000	600

Intel Corp.
July 2009 Call @ $17.00	4,000	1,280

Kellogg Company
July 2009 Call @ $45.00	1,500	2,670

Kraft Foods, Inc.
July 2009 Call @ $26.00	2,800	560

Lincoln Electric Holdings, Inc.
July 2009 Call @ $35.00	700	1,470

3M Company
July 2009 Call @ $55.00	1,200	6,360

Merck & Co.
July 2009 Call @ $26.00	3,000	6,300

Nike, Inc.
July 2009 Call @ $55.00	1,000	200

Northrup Grumman Corp.
July 2009 Call @ $50.00	1,400	70

Oil States International, Inc.
July 2009 Call @ $25.00	1,000	850

Powershares Commodity Index Fund
July 2009 Call @ $23.00	1,000	300

Proshares Ultra Short
July 2009 Call @ $62.00	600	420

Schwab Corp.
July 2009 Call @ $17.00	4,000	3,600

United Parcel Service, Inc.
July 2009 Call @ $50.00	1,600	2,000

Valero Energy Corp.
July 2009 Call @ $19.00	3,000	330

Total (Premiums Received $41,777)		$ 37,726

Frank Funds
Statements of Assets and Liabilities
June 30, 2009

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $1,026,327 and $1,659,349)	$ 884,191	$ 1,598,143
Receivables:
Dividends and Interest	224	7,416
Due from Adviser	-	22,415
Shareholder Subscription	-	20,000
Securities Sold	-	38,755
Prepaid Expenses	-	1,810
Total Assets	884,415	1,688,539
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $41,777)	-	37,726
Payables:
Accrued Management Fees	1,170	-
Other Accrued Expenses	-	20,311
Total Liabilities	1,170	58,037

Net Assets	$ 883,245	$ 1,630,502

Net Assets Consist of:
Paid In Capital	$ 1,199,371	$ 1,650,708
Accumulated Undistributed Realized Gain (Loss) on Investments	(173,990)	36,950
Unrealized Depreciation in Value of Investments	(142,136)	(57,156)
Net Assets, for 119,419 and 182,433 Shares Outstanding	$ 883,245	$ 1,630,502

Net Asset Value Per Share	$ 7.40	$ 8.94

Minimum Redemption Price Per Share	$ 7.25	$ 8.76

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the period ended June 30, 2009

	Value Fund	Baldwin Fund*
Investment Income:
Dividends (a) (b)	$ 8,542	$ 34,067
Interest	301	1,261
Total Investment Income	8,843	35,328

Expenses:
Advisory Fees	12,442	3,243
Administration Fees	-	54,903
Transfer Agent Fees	-	10,642
Miscellaneous Expenses	-	3,666
Audit Fees	-	9,563
12b-1 fees	-	7,206
Legal Fees	-	4,221
Custody Fees	-	12,844
Insurance Expense	-	3,956
Trustee Expense	-	1,098
Printing and Mailing Expense	-	251
Registration Fees	-	4,928
Total Expenses	12,442	116,521
Fees Waived and Reimbursed by the Advisor	-	(103,914)
Net Expenses	12,442	12,607

Net Investment Income (Loss)	(3,599)	22,721

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(174,009)	(18,474)
Realized Gain on Options	-	55,759
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,230	(17,684)
Options	-	(39,472)
Realized and Unrealized Loss on Investments	(150,779)	(19,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (154,378)	$ 2,850

*For the period August 1, 2008 (commencement of investment operations) through June 30, 2009.
(a) including capital gain distribution of $2,298 - Baldwin Fund
(b) net of foreign witholding taxes of $518 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2009	6/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,599)	$ (3,153)
Net Realized Gain (Loss) on Investments	(174,009)	118,970
Unrealized Appreciation (Depreciation) on Investments	23,230	(252,598)
Net Decrease in Net Assets Resulting from Operations	(154,378)	(136,781)

Distributions to Shareholders:
Realized Gains	(91,799)	(93,598)
Total Distributions Paid to Shareholders	(91,799)	(93,598)

Capital Share Transactions	161,471	345,770

Total Increase (Decrease) in Net Assets	(84,706)	115,391

Net Assets:
Beginning of Period	967,951	852,560

End of Period (Including Undistributed Net Investment Income of $0
and $0, respectively)	$ 883,245	$ 967,951

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statement of Changes in Net Assets

Period Ended *
6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 22,721
Net Realized Gain on Investments and Options Written	37,285
Unrealized Depreciation on Investments and Options Written	(57,156)
Net Increase in Net Assets Resulting from Operations	2,850

Distributions to Shareholders:
Net Investment Income	(23,056)
Realized Gains	-
Total Distributions Paid to Shareholders	(23,056)

Capital Share Transactions	1,550,708

Total Increase in Net Assets	1,530,502

Net Assets:
Beginning of Period	100,000

End of Period (Including Undistributed Net Investment Income of $0).	$ 1,630,502

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.
The accompanying notes are an integral part of these financial statements.

Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

					Period *
	For the Years Ended				Ended
	6/30/2009	6/30/2008	6/30/2007	6/30/2006	6/30/2005

Net Asset Value, at Beginning of Period	$ 10.42	$ 13.61	$ 11.36	$ 10.76	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.03)	(0.04)	(0.07)	(0.04)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.16)	(1.74)	2.90	0.92	0.81
Total from Investment Operations	(2.19)	(1.78)	2.83	0.88	0.76

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains (Losses)	(0.83)	(1.41)	(0.58)	(0.28)	-
Total from Distributions	(0.83)	(1.41)	(0.58)	(0.28)	-

Net Asset Value, at End of Period	$ 7.40	$ 10.42	$ 13.61	$ 11.36	$ 10.76

Total Return ***	(19.12)%	(14.31)%	25.41%	8.30%	7.60%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 883	$ 968	$ 853	$ 499	$ 271
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.43)%	(0.35)%	(0.54)%	(0.35)%	(0.49)%	(b)
Portfolio Turnover	47.11%	63.03%	72.06%	45.25%	18.20%

* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended *
	6/30/2009

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.15)
Total from Investment Operations	(0.89)

Distributions:
Net Investment Income	(0.17)
Realized Gains	-
Total from Distributions	(0.17)

Net Asset Value, at End of Period	$ 8.94

Total Return ***	(8.80)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,631
Before Reimbursement:
Ratio of Expenses to Average Net Assets	16.14%	(b)
Ratio of Net Investment Income to Average Net Assets	(11.24)%	(b)
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	(b)
Ratio of Net Investment Income to Average Net Assets	3.15%	(b)
Portfolio Turnover	195.12%

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Not Annualized

(b) Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Note 1. Organization

The Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) each a “Fund” and collectively the “Funds”.  Frank Capital Partners LLC (“Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of June 30, 2009:

 Value Fund

Investments in Securities:

(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$859,352	-	-	$859,352
Short-Term Investments	24,839	-	-	24,839
Total	$884,191	-	-	$884,191

Baldwin Fund

Investments in Securities:

(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$1,223,007	-	-	$1,223,007
Exchange Traded Funds	150,818	-	-	150,818
Special Purpose Entities	43,640	-	-	43,640
REITS	68,130	-	-	68,130
Put Options	88,890	-	-	88,890
Short-Term Investments	23,658	-	-	23,658
Total	$1,598,143	-	-	$1,598,143

Investments in Securities Sold Short:

(Liabilities)
Call Options	$37,726	-	-	$37,726
Total	$37,726	-	-	$37,726

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation- The price (net asset value) of the shares of the Funds are normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are redeemed within five days of purchase. There were no redemption fees collected for the Funds for the year ended June 30, 2009.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Reclassifications – In accordance with SOP 93-2, the Value Fund has recorded a reclassification in the capital accounts.  As of June 30, 2009, the Value Fund recorded permanent book/tax difference of $3,599 from net investment loss to paid in capital.  This reclassification has no impact on the net asset value of the Value Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Distributions to Shareholders-   The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Investment Management, Administration and Underwriting Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 1.50% of the average daily net assets of the Value

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Fund. For the fiscal year ending June 30, 2009, Frank Capital earned fees of $12,442 from the Value Fund.  As of June 30, 2009 the Value Fund owed Frank Capital $1,170.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement the LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. From the commencement of the Baldwin Fund's investment operations (August 1, 2008) through June 30, 2009, LBC earned a fee of $3,243 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2009,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

LBC reimbursed the Baldwin Fund $103,914 for the period August 1, 2008 (commencement of investment operations) through June 30, 2009.  LBC owed the Fund $22,415 for reimbursement of expenses at June 30, 2009.  At June 30, 2009 the amount subject to future recoupment is as follows:

Fiscal Year Ended

Recoverable Through

Amount

      June 30, 2009

       June 30, 2012

$103,914

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of Frank Capital. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the period August 1, 2008 (commencement of investing operations) to June 30, 2009 LBC was paid $28,715 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the period August 1, 2008 (commencement of operations) to June 30, 2009 were $54,903. LBC acts as the distributor of the Baldwin Fund.  Leigh Baldwin receives benefits from LBC resulting from management fees paid to LBC by the Baldwin Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2009 was $1,199,371 and $1,650,708 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Value Fund	July 1, 2008 through June 30, 2009		July 1, 2007 through June 30, 2008

	Shares	Amount	Shares	Amount
Shares sold	23,908	$167,576	23,681	$267,172
Shares reinvested	15,377	91,799	7,925	93,598
Shares redeemed	(12,758)	(97,904)	(1,376)	(15,000)
Net Increase	26,527	$161,471	30,230	$345,770

Baldwin Fund August 1, 2008 (commencement of investment operations) through June 30, 2009

		Shares	Amount
Shares sold		170,034	$1,529,362
Shares reinvested		2,403	21,383
Shares redeemed		(4)	(37)
Net Increase		172,433	$1,550,708

Note 6. Options

As of June 30, 2009, the Baldwin Fund had outstanding written call options valued at $37,726.

Transactions in written call options during the period August 1, 2008 (commencement of investment operations) through June 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at August 1, 2008 (commencement of investment operations)	0	$ 0
Options written	2,735	261,375
Options exercised	(310)	(34,158)
Options expired	(978)	(78,321)
Options terminated in closing purchase transaction	(945)	(107,119)
Options outstanding at June 30, 2009	502	$ 41,777

As of June 30, 2009, the Baldwin Fund held put options valued at $88,890.

Transactions in put options purchased during the period August 1, 2008 (commencement of investment operations) through June 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at August 1, 2008 (commencement of investment operations)	0	$ 0
Options purchased	767	253,267
Options expired	0	0
Options Terminated	(347)	(120,854)
Options outstanding at June 30, 2009	420	$ 132,413

Note 7. Investment Transactions

For the fiscal year ended June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $510,930 and $378,889, respectively.

For the period ended August 1, 2008 (commencement of investment operations) to June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options for the Baldwin Fund aggregated $2,915,637 and $1,392,417, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $408,366 and $374,956, respectively.

Note 8. Tax Matters

As of June 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Value Fund

Baldwin Fund

Undistributed ordinary income

                  $             -0-

                    $            -0-

Capital loss carryforward expiring 6/30/2017+

                  $    104,442

                    $            -0-

Post-October capital loss deferrals realized between 11/1/08 and 6/30/2009*                        $      59,239

                    $            -0-

Gross unrealized appreciation on investment securities

                  $    105,339                               $     78,140

Gross unrealized depreciation on investment securities

                  $  (257,802)

                    $ (135,296)

Net unrealized depreciation on investment securities

                  $  (152,463)                              $   (57,156)

Cost of investment securities, including Short Term investments **

                  $ 1,036,655

                    $1,659,349

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The

    Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

On December 29, 2008, the Value Fund declared a distribution of $0.3576 per share of short term capital gains and a distribution of $0.4716 per share of long term capital gains.  The distributions were paid on December 29, 2008 to shareholders of record on December 26, 2008.

On December 29, 2008, the Baldwin Fund declared a distribution of $0.0644 per share of net investment income. The distribution was paid on December 29, 2008 to shareholders of record on December 26, 2008.

On March 26, 2009, the Baldwin Fund declared a distribution of $0.0437 per share of net investment income. The distribution was paid on March 26, 2009 to shareholders of record on March 25, 2009.

On June 26, 2009, the Baldwin Fund declared a distribution of $0.0696 per share of net investment income. The distribution was paid on June 26, 2009 to shareholders of record on June 25, 2009.

The tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$39,589	$23,056
Long term capital gain	52,210	0
	$91,799	$23,056

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of June 30, 2009, members of the family of Alfred and Brian Frank owned approximately 30% of the Value Fund, and may be deemed to control the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2009, NFS, LLC owned approximately 93% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Fund.

Note 10.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

On June 15, 2009, the Funds adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly.  At adoption the Funds evaluated the level and activity for the assets and liabilities of each Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through August 25, 2009, the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Trust”), including the schedule of investments and schedule of call options written, as of June 30, 2009 and the related statements of operations for the year then ended for the Value Fund and for the period August 1, 2008 (commencement of operations) through June 30, 2009 for the Baldwin Fund, changes in net assets for each of the two years in the period then ended for the Value Fund and for the period August 1, 2008 (commencement of operations) through June 30, 2009 for the Baldwin Fund, and the financial highlights for each of the four years in the period then ended and for the period July 21, 2004 (commencement of investment operations) through June 30, 2005 for the Value Fund, and for the period August 1, 2008 (commencement of operations) through June 30, 2009 for the Baldwin Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2009, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Frank Value Fund and Leigh Baldwin Total Return Fund, both a series of the Frank Funds, as of June 30, 2009, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
August 25, 2009

Frank Funds
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Value Fund, you incur ongoing costs which typically consist solely of management fees.  As a shareholder of the Baldwin Fund, you incur two types of costs: (1) transactions costs, including, deferred sales  charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Value Fund the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2009 through June 30, 2009.  With respect to the Baldwin Fund the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,184.00	$8.12
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,010.50	$8.72
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK  FUNDS

BOARD OF TRUSTEES

JUNE 30, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch, 6 Stacy Ct. Parsippany, NJ 07054, Age: 27	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005.

Jason W. Frey, 6 Stacy Ct. Parsippany, NJ 07054, Age: 30	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Alfred C. Frank[1] 6 Stacy Ct. Parsippany, NJ 07054, Age: 30	Trustee since February 2004; President since June 2004.	President of Frank Capital Partners LLC since June 2003.
Brian J. Frank[1] 6 Stacy Ct. Parsippany, NJ 07054, Age: 27	Treasurer and Chief Compliance Officer since June 2004.	Chief Financial Officer of Frank Capital Partners LLC since June 2003.

1 Alfred C. Frank is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Alfred Frank and Brian Frank are brothers.

Additional information regarding the Trustee’s is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

APPROVAL OF MANAGEMENT AGREEMENT

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 13, 2009.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts I and II, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Capital, the Trustees concluded that Frank Capital has provided high quality advisory services to the Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

As to the Value Fund’s performance, the Trustees reviewed information in the Report regarding the Value Fund’s returns since inception and for the year ended March 31, 2009.  The Value Fund’s performance was compared to a peer group of mutual funds, as well as the S&P 500 Index.  The peer group was assembled by Frank Capital and consisted primarily of value funds. The Board noted that the Value Fund’s performance was consistent with the performance of the S&P 500 Index since inception, and was satisfied with the Value Fund’s performance.

The Trustees reviewed information in the Report comparing the expense ratio of the Value Fund to those of the peer group.  The President of Frank Capital noted that the Report indicates an expense ratio of 1.50%, which is nearly equal to the 1.38% peer group average. The Board agreed that the expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Value Fund.

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

The President of Frank Capital described the all-in fee structure of the Value Fund, in which Frank Capital receives a flat 1.50% management fee and pays all the Value Fund’s expenses with the exception of the brokerage commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary expenses.  The President of Frank Capital further noted that the Value Fund’s annualized under-performance of its S&P 500 Index benchmark is 5 basis points while its fee is 12 basis points higher than the peer group average.  The President of Frank Capital also explained that he believed that the Value Fund’s investing strategy was out of favor during the fiscal year ended March 31, 2009, but he expected the Value Fund to outperform its benchmark over time.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for 2008. The Board concluded that, with the President and Treasurer of Frank Capital’s assurance that they personally guarantee the obligations of Frank Capital, Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital is doing a great job managing costs for the Value Fund. They observed that Frank Capital is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of board minutes and exhibits. The Board noted that Frank Capital has not been profitable with respect to the Value Fund. The Board then discussed additional benefits received by Frank Capital from the Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Investment Advisers

Frank Capital Partners, LLC

6 Stacy Court

Parsippany, NJ 07054

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 10,000

FY 2009

$ 16,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

FY 2009

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2008

$ 1,200

$ 0

FY 2009

$ 3,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

FY 2009

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2008

$ 1,200

$ 0

FY 2009

$ 3,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date September 8, 2009

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date September 8, 2009